Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Information As Per Operating Segments
Distribution costs	$ (536,420,140)	$ (470,120,810)	$ (504,184,248)
Administrative expenses	(214,914,189)	(197,256,571)	(187,421,796)
Others expenses by function	(339,783,068)	(270,703,334)	(278,757,105)
Others expenses included in ´Others expenses by function´	4,685,903	1,808,524	2,439,598
Total MSD&A	$ (1,086,431,494)	$ (936,272,191)	$ (967,923,551)